Accrued income tax - non-current	12 Months Ended
Dec. 31, 2018
Accrued Income Taxes [Abstract]
Accrued income tax - non-current
24.	Accrued income tax – non-current

	As of December 31,
	2017	2018
	RMB	RMB
Accrued income tax – non-current	6,041,195	-

During the year ended December 31, 2017, certain domestic subsidiaries of the Company sold solar modules to the Company’s overseas solar projects entities in Mexico and Argentina with unrealized losses. Considering these overseas solar projects are still under construction, the Company accrued income tax liability in connection with the unrealized losses in accordance with ASC 810-10. No such transaction incurred during the year ended December 31, 2018.